Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Inventories
	2023	2022
	ARS 000	ARS 000
Non-current:

Materials and spare parts	10,068,796	10,185,044
Provision for obsolete inventory	(4,087,222)	(3,371,055)
	5,981,574	6,813,989
Current:

Materials and spare parts	8,468,323	18,997,554
Forest inventories	456,696	621,090
Fuel oil	7,461	23,234
Diesel oil	7,476	40,097
	8,939,956	19,681,975

Provision for obsolete inventory
	12-31-2023			12-31-2022
Item	At beginning	Increases	At end	At end

Inventories	3,371,055	716,167	4,087,222	3,371,055
Total 12-31-2023	3,371,055	716,167	4,087,222
Total 12-31-2022	1,776,078	1,594,977		3,371,055